Note D - Investments In Real Estate Loans (Detail) - Troubled Debt Restructurings (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Number of Loans		7	5
Fund Balance (in Dollars)	$ 600,000	$ 30,845,000	$ 27,971,000
Performing Loans [Member] | Commercial Loans [Member]
Number of Loans		3	2
Fund Balance (in Dollars)		2,821,000	11,936,000
Performing Loans [Member] | Construction Loan [Member]
Number of Loans		1	1
Fund Balance (in Dollars)		6,655,000	5,335,000
Performing Loans [Member] | Land Loan [Member]
Number of Loans		1	1
Fund Balance (in Dollars)		7,450,000	7,450,000
Performing Loans [Member]
Number of Loans		5	4
Fund Balance (in Dollars)		16,926,000	24,721,000
Non Performing Loans [Member] | Commercial Loans [Member]
Number of Loans		2	1
Fund Balance (in Dollars)		13,919,000	3,250,000
Non Performing Loans [Member]
Number of Loans		2	1
Fund Balance (in Dollars)		13,919,000	3,250,000
Commercial Loans [Member]
Number of Loans		5	3
Fund Balance (in Dollars)		16,740,000	15,186,000
Construction Loan [Member]
Number of Loans		1	1
Fund Balance (in Dollars)		6,655,000	5,335,000
Land Loan [Member]
Number of Loans		1	1
Fund Balance (in Dollars)		$ 7,450,000	$ 7,450,000